            SUPPLEMENT TO THE PROSPECTUS OF TCW GALILEO FUNDS, INC.

                              Dated: March 1, 2000

Under the section titled "To Open an Account" on page 46, the mailing address and wiring instructions are amended to change the instructions as follows:

  In writing

    Via Regular Mail

  TCW Galileo Funds, Inc.
  PFPC Inc.
  P.O. Box 8909
  Wilmington, DE 19899-8909

    Via Express, Registered or Certified Mail

  TCW Galileo Funds, Inc.
  c/o PFPC Inc.
  400 Bellevue Parkway, Suite 108
  Wilmington, DE 19809

  By Telephone

  Wire: Have your bank send your investment to:

  PNC Bank, Philadelphia, PA
  ABA No. 031-0000-53
  Account No. 86-1282-4023
  FBO TCW Galileo        Fund
  (Name on Fund Account)
  (Fund Account Number)

Under the section titled "To Sell or Exchange Shares" on page 47, the mailing instructions are amended to change the instructions as follows:

    Via Regular Mail

  TCW Galileo Funds, Inc.
  PFPC Inc.
  P.O. Box 8909
  Wilmington, DE 19899-8909

    Via Express, Registered or Certified Mail

  TCW Galileo Funds, Inc.
  PFPC Inc.
  400 Bellevue Parkway, Suite 108
  Wilmington, DE 19809

The transfer agent named on page 47 is PFPC Inc.

Under the section titled "For More Information" on page 57, the mailing address is changed as follows:

  In writing:

  TCW Galileo Funds, Inc.
  c/o PFPC Inc.
  P.O. Box 8909
  Wilmington, DE 19899-8909

November 17, 2000                                                        EIP1100